Prepayments and Other Assets - Components of Current and Non-Current Portions of Prepayments and Other Assets (Parenthetical) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Contract assets allowance for credit losses	¥ 32,614,000		¥ 17,832,000		$ 4,468
Provisions (reversal) charged against the allowance for credit losses	14,782,000	$ 2,025	5,423,000	¥ (2,311,000)
Write-offs charged against the allowance for credit losses	0		0	0
Allowance for credit losses on other current and non-current assets	82,511,000		85,965,000		$ 11,304
Provisions (reversal) charged against credit losses on other current and non-current assets	(3,454,000)	$ (473)	(31,150,000)	57,115,000
Write-offs charged against the allowance	¥ 0		¥ 16,529,000	¥ 16,688,000